Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of Class A ordinary shares reflected in the balance sheet

Gross proceeds July 20, 2021	$200,000,000
Less:
Initial fair value of the over-allotment liability	(190,208)
Fair value of Public Warrants at issuance	(10,800,000)
Class A shares issuance costs	(12,820,810)
Plus:
Remeasurement of carrying value to redemption value	25,817,320
Class A ordinary shares subject to possible redemption at December 31, 2021	202,006,302
Plus:
Remeasurement of carrying value to redemption value	2,920,785
Extension payment paid by Sponsor through a note	1,000,000
Class A ordinary shares subject to possible redemption at December 31, 2022	$205,927,087
Less:
Redemption of Class A ordinary shares	(181,681,691)
Plus:
Remeasurement of carrying value to redemption value	1,646,951
Extension payment paid by Sponsor through a note	1,081,948
Class A ordinary shares subject to possible redemption at September 30,2023	$26,974,295

At December 31, 2022 and December 31, 2021 the Class A ordinary shares reflected in the balance sheet is reconciled in the following table:

Gross proceeds July 20, 2021	$200,000,000
Less:
Initial fair value of the over-allotment liability	(190,208)
Fair value of Public Warrants at issuance	(10,800,000)
Class A shares issuance costs	(12,820,810)
Plus:
Remeasurement of carrying value to redemption value	25,817,320
Class A ordinary shares subject to possible redemption at December 31, 2021	202,006,302
Plus:
Remeasurement of carrying value to redemption value	2,920,785
Extension payment paid by Sponsor through a note	1,000,000
Class A ordinary shares subject to possible redemption at December 31, 2022	$205,927,087

Schedule of basic and diluted net income per ordinary share

	For the nine months ended		For the nine months ended
	September 30, 2023		September 30, 2022
	Class A Ordinary	Class B Ordinary	Class A Ordinary	Class B Ordinary
	Shares	Shares	Shares	Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$1,075,543	$(697,661)	$7,146,533	$1,485,410
Denominator:
Weighted average shares outstanding	4,095,170	5,000,000	20,000,000	5,000,000
Basic and diluted net income (loss) per share	$0.26	$(0.14)	$0.36	$0.30

	For the three months ended		For the three months ended
	September 30, 2023		September 30, 2022
	Class A Ordinary	Class B Ordinary	Class A Ordinary	Class B Ordinary
	Shares	Shares	Shares	Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$227,370	$(275,902)	$1,173,995	$65,555
Denominator:
Weighted average shares outstanding	2,528,906	5,000,000	20,000,000	5,000,000
Basic and diluted net income (loss) per share	$0.09	$(0.06)	$0.06	$0.01

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the year ended		For the period February 2, 2021
	December 31, 2022		(Inception) to December 31, 2021
	Class A Ordinary	Class B Ordinary	Class A Ordinary	Class B Ordinary
	Shares	Shares	Shares	Shares
Basic and diluted net income per share:
Numerator:
Allocation of net income	$8,589,153	$1,417,092	$5,731,334	2,897,424
Denominator:
Weighted average shares outstanding	20,000,000	5,000,000	9,879,518	5,000,000
Basic and diluted net income per share	$0.43	$0.28	$0.58	$0.58